Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Impaired Loans) (Details) - GECC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans
Recorded investment in loans	$ 2,592	$ 3,006
Allowance for losses (specific reserves)	424	570
Impaired loans classified as Troubled debt restructuring (TDR)	2,182
Non-impaired financing receivables	123,969	132,459
General reserves	3,680	3,455
Discounted Cash Flow
Impaired Loans
Recorded investment in loans	2,149	2,751
Collateral Value Method
Impaired Loans
Recorded investment in loans	443	255
No Related Allowance
Impaired Loans
Recorded investment in loans	530	117
Unpaid principal balance	580	162
Average investment in loans	241	114
Related Allowance
Impaired Loans
Recorded investment in loans	2,062	2,889
Unpaid principal balance	2,112	2,958
Average investment in loans	2,591	3,068
Allowance for losses (specific reserves)	424	570
Commercial
Impaired Loans
Recorded investment in loans	412	18
Average investment in loans	165	26
Allowance for losses (specific reserves)	16	3
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Non-impaired financing receivables	25,329	26,408
General reserves	77	41
Commercial | No Related Allowance
Impaired Loans
Recorded investment in loans	392	8
Unpaid principal balance	401	9
Average investment in loans	121	16
Commercial | Related Allowance
Impaired Loans
Recorded investment in loans	20	10
Unpaid principal balance	20	10
Average investment in loans	44	10
Allowance for losses (specific reserves)	16	3
Commercial | Other Financing Receivables [Member] | No Related Allowance
Impaired Loans
Recorded investment in loans	0	2
Unpaid principal balance	0	3
Average investment in loans	0	9
Commercial | Other Financing Receivables [Member] | Related Allowance
Impaired Loans
Recorded investment in loans	0	4
Unpaid principal balance	0	4
Average investment in loans	1	5
Allowance for losses (specific reserves)	0	0
Consumer
Impaired Loans
Recorded investment in loans	2,180	2,988
Average investment in loans	2,667	3,156
Allowance for losses (specific reserves)	408	567
Interest income recognized	126	221
Interest income recognized on a cash basis	5	3
Impaired loans classified as Troubled debt restructuring (TDR)	2,132
Loans Modified As Troubled Debt Restructuring That Have Subsequently Experienced Payment Default	102	266
Non-impaired financing receivables	98,640	106,051
General reserves	3,603	3,414
Short-term modifications not classified as TDR	45
Consumer | Troubled Debt Restructuring
Impaired Loans
Impaired loans classified as Troubled debt restructuring (TDR)	2,132	2,874
Consumer | No Related Allowance
Impaired Loans
Recorded investment in loans	138	109
Unpaid principal balance	179	153
Average investment in loans	120	98
Consumer | Related Allowance
Impaired Loans
Recorded investment in loans	2,042	2,879
Unpaid principal balance	2,092	2,948
Average investment in loans	2,547	3,058
Allowance for losses (specific reserves)	408	567
Consumer | Modifications Classified As TDRs In Last Twelve Months
Impaired Loans
Impaired loans classified as Troubled debt restructuring (TDR)	981	1,441
Consumer | Impaired Loans
Impaired Loans
Unpaid principal balance	2,271
Consumer | Remaining Consumer Business
Impaired Loans
Allowance for losses (specific reserves)	401
Consumer | Remaining Consumer Business | Related Allowance
Impaired Loans
Impaired loans classified as Troubled debt restructuring (TDR)	1,972
Consumer | Non US Consumer
Impaired Loans
Changes In Loans Modified As Troubled Debt Restructurings	506
Consumer | Credit Card Loans
Impaired Loans
Changes In Loans Modified As Troubled Debt Restructurings	475
Consumer | Consumer Other Portfolio [Member]
Impaired Loans
Allowance for losses (specific reserves)	7
Consumer | Consumer Other Portfolio [Member] | Related Allowance
Impaired Loans
Impaired loans classified as Troubled debt restructuring (TDR)	70
Energy Financial Services | No Related Allowance
Impaired Loans
Recorded investment in loans	53	0
Unpaid principal balance	54	0
Average investment in loans	26	0
Energy Financial Services | Related Allowance
Impaired Loans
Recorded investment in loans	15	4
Unpaid principal balance	15	4
Average investment in loans	24	2
Allowance for losses (specific reserves)	12	1
GECAS
Impaired Loans
Impaired loans classified as Troubled debt restructuring (TDR)	48
GECAS | No Related Allowance
Impaired Loans
Recorded investment in loans	329	0
Unpaid principal balance	337	0
Average investment in loans	88	0
GECAS | Related Allowance
Impaired Loans
Recorded investment in loans	0	0
Unpaid principal balance	0	0
Average investment in loans	15	1
Allowance for losses (specific reserves)	0	0
Total CLL | No Related Allowance
Impaired Loans
Recorded investment in loans	10	6
Unpaid principal balance	10	6
Average investment in loans	7	7
Total CLL | Related Allowance
Impaired Loans
Recorded investment in loans	5	2
Unpaid principal balance	5	2
Average investment in loans	4	2
Allowance for losses (specific reserves)	$ 4	$ 2